Summary of Significant Accounting Policies - Schedule of Intangible Assets, Net Estimated Useful Lives (Details)	Dec. 31, 2024
Membership [Member]
Schedule of Intangible Assets, Net Estimated Useful Lives [Line Items}
Intangible assets, estimated useful lives	10 years
Minimum [Member] | Software [Member]
Schedule of Intangible Assets, Net Estimated Useful Lives [Line Items}
Intangible assets, estimated useful lives	2 years
Maximum [Member] | Software [Member]
Schedule of Intangible Assets, Net Estimated Useful Lives [Line Items}
Intangible assets, estimated useful lives	10 years